Trade and other receivables	9 Months Ended
Sep. 30, 2025
Trade and other receivables
Trade and other receivables	5. Trade and other receivables
	September 30,	December 31,
	2025	2024

Trade receivables	$6,802	$3,572
Value added taxes receivable	535	-
Other receivables	3,261	3,560
	$10,598	$7,132